Condensed Consolidated Balance Sheets (Current Period Unaudited) (Parentheticals) - $ / shares	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized (in shares)	5,000,000	5,000,000	5,000,000
Preferred stock, shares issued (in shares)	0	0	0
Preferred stock, shares outstanding (in shares)	0	0	0
Common stock, par or stated value per share (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized (in shares)	100,000,000	100,000,000	100,000,000
Common stock, shares issued (in shares)	29,810,443	28,627,827	28,578,338
Common stock, shares outstanding (in shares)	29,810,443	28,627,827	28,578,338